Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Inventory Abstract
Finished products	$ 139,488	$ 126,916
Semi-finished products	120,155	94,980
Raw materials	80,434	37,857
Auxiliary materials and consumables	128,503	105,160
Inventory provisions	(54,185)	(39,717)	$ (38,510)
Total	$ 414,395	$ 325,196